Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

On July 10, 2019, the Company entered into a Securities Purchase Agreement with a certain accredited investor with respect to the private placement of 2,000,000 share of its common stock at a purchase price of $0.50 per share, for gross proceeds of $1,000,000.

On August 28, 2019, the Company entered into a Consulting Agreement which included the grant of warrants to purchase 300,000 shares of Company stock at an exercise price of $0.01 per share. 150,000 of the warrants are exercisable on April 1, 2020 and 150,000 are exercisable on April 1, 2021. The warrants have a term of 5 years.

On September 30, 2019, the Company entered into a Securities Purchase Agreement with certain accredited investors with respect to the private placement of 2,910,000 shares of its common stock at a purchase price of $0.50 per share, for gross proceeds of $1,455,000.

On September 30, 2019, the Company converted $175,000 of principal under various outstanding promissory notes (“Promissory Notes”) into 350,000 shares common stock of the Company at $0.50 per share under the terms of the Securities Purchase Agreement referenced above.

On October 8, 2019, $122,552 and $100,000 in promissory notes due to Mr. Prashant Patel and Mr. Suren Ajjarapu, respectively, were paid in full. The notes were due July 1, 2020.

NOTE 13 – SUBSEQUENT EVENTS

In January 2019, Trxade Group, Inc. through its wholly owned subsidiary Alliance Pharma Solution, LLC (“Alliance”) entered into a transaction to form SyncHealth MSO, LLC (“SyncHealth”). It will be owned by PanOptic Health, LLC (“PanOptic”) and Alliance. Alliance will transfer $250,000 for the acquisition of the remaining 49% and the option to acquire the remaining ownership from PanOptic shareholders. Pursuant to the operating agreement PanOptic initially owns 70% of SyncHealth and Alliance owns 30%; however, pursuant to the Letter Agreement, PanOptic will transfer to Alliance an additional 6% of the SyncHealth units on May 1, 2019, an additional 6% on August 1, 2019, an additional 7% on November 1, 2019 and at Alliance’s option, the balance of 51% on January 31, 2020. The Company has transferred $250,000 and has a 30% equity interest.

In February 2019, convertible promissory notes issued in 2015 for $150,000 were amended to reduce the conversion price from $0.85 to $0.50 and the remaining principal and accrued interest total of $211,983 were converted to 423,966 common shares.

In February 2019, 16,666 of warrants issued in 2014 at $0.01 were converted for $166 to 16,666 of common shares.